Basis of presentation - Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Galiano Gold South Africa (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Galiano International (Isle of Man) Limited [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Galiano Gold (Isle of Man) Limited [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Galiano Gold Mali Exploration SARL [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold Exploration Ghana Limited [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture	45.00%
Adansi Gold Company (GH) Limited [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture	50.00%
Shika Group Finance Limited [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture	50.00%